Financial instruments, Derivatives interest rate swaps (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivatives - interest rate swaps [Abstract]
Notional amount	$ 357,141	$ 379,916
Fair value	$ 23,673	15,600
Swap Pays 2.987% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.987%
Expiries	Apr. 20, 2023
Notional amount	$ 42,000	44,400
Fair value	$ 2,541	1,748
Swap Pays 3.012%, [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.012%
Expiries	Apr. 20, 2023
Notional amount	$ 42,000	44,400
Fair value	$ 2,564	1,780
Swap Pays 3.019% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.019%
Expiries	Sep. 29, 2023
Notional amount	$ 30,743	33,310
Fair value	$ 2,131	1,425
Swap Pays 3.019% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.019%
Expiries	Sep. 29, 2023
Notional amount	$ 29,829	32,396
Fair value	$ 2,060	1,380
Swap Pays 2.8665% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.8665%
Expiries	Sep. 29, 2023
Notional amount	$ 46,260	48,830
Fair value	$ 3,147	1,976
Swap Pays 2.8785% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.8785%
Expiries	Jun. 30, 2023
Notional amount	$ 40,673	43,240
Fair value	$ 2,513	1,681
Swap Pays 2.885% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.885%
Expiries	Sep. 29, 2023
Notional amount	$ 45,618	48,188
Fair value	$ 3,139	1,961
Swap Pays 2.897% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.897%
Expiries	Sep. 30, 2023
Notional amount	$ 40,851	43,419
Fair value	$ 2,792	1,789
Swap Pays 3.020% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.02%
Expiries	Sep. 29, 2023
Notional amount	$ 39,167	41,734
Fair value	$ 2,786	$ 1,859